Segment Information - Assets and Other Items (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Information
Number of business segments to which assets are assigned when ownership is shared between several segments | segment	1
Assets	$ 123,382	$ 125,356	$ 117,470
Interest expense	723	615	630
Business Segments
Segment Information
Assets	102,622	103,153	98,530
Depreciation/amortization of intangibles	4,135	4,190	4,248
Capital expenditures/investments in intangibles	3,612	3,265	3,764
Interest income	1,647	1,527	1,547
Interest expense	515	381	371
Business Segments | Cognitive Solutions
Segment Information
Assets	24,244	24,828	25,514
Depreciation/amortization of intangibles	987	1,121	1,228
Capital expenditures/investments in intangibles	363	373	495
Business Segments | Global Business Services
Segment Information
Assets	8,404	8,713	8,627
Depreciation/amortization of intangibles	102	101	104
Capital expenditures/investments in intangibles	57	50	55
Business Segments | Technology Services & Cloud Platforms
Segment Information
Assets	24,624	24,619	24,085
Depreciation/amortization of intangibles	2,501	2,359	2,224
Capital expenditures/investments in intangibles	2,678	2,290	2,382
Business Segments | Systems
Segment Information
Assets	4,030	3,898	3,812
Depreciation/amortization of intangibles	315	341	375
Capital expenditures/investments in intangibles	241	189	453
Business Segments | Global Financing
Segment Information
Assets	41,320	41,096	36,492
Depreciation/amortization of intangibles	229	267	317
Capital expenditures/investments in intangibles	274	364	380
Interest income	1,647	1,527	1,547
Interest expense	$ 515	$ 381	$ 371